PROSPECTUS SUPPLEMENT

NORTHERN FUNDS
EMERGING MARKETS EQUITY INDEX FUND
INTERNATIONAL EQUITY INDEX FUND
MID CAP INDEX FUND
SMALL CAP INDEX FUND
STOCK INDEX FUND
BOND INDEX FUND
HIGH YIELD FIXED INCOME FUND
(EACH A “FUND,” AND TOGETHER, THE “FUNDS”)
SUPPLEMENT DATED SEPTEMBER 1, 2022 TO
THE FUNDS’ PROSPECTUS DATED JULY 29, 2022, AS SUPPLEMENTED
The Board of Trustees of Northern Funds has approved reductions to the Funds’ management fees charged by Northern Trust Investments, Inc. (“NTI”), the Funds’ investment adviser, effective September 1, 2022. In addition, NTI has agreed to lower the Funds’ contractual expense limitation amounts, which decreases each Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement. Accordingly, the Prospectus is amended as follows:

1.
The section entitled “FUND SUMMARIES – HIGH YIELD FIXED INCOME FUND – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (30 days or less after purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.58%
Other Expenses	0.06%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.64%
Expense Reimbursement(2)	(0.04)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.60%

(1)	“Management Fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 0.60%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$61	$201	$353	$795

NORTHERN FUNDS PROSPECTUS

PROSPECTUS SUPPLEMENT

2.
The section entitled “FUND SUMMARIES – Emerging Markets Equity Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (30 days or less after purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.14%
Other Expenses	0.13%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.09%
Total Annual Fund Operating Expenses	0.27%
Expense Reimbursement (2)	(0.12)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.15%

(1)	“Management Fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.15%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$16	$75	$140	$332

3.
The section entitled “FUND SUMMARIES – International Equity Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (30 days or less after purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.09%
Other Expenses	0.06%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.15%
Expense Reimbursement(2)	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.10%

(1)	“Management fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.10%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.

NORTHERN FUNDS PROSPECTUS

PROSPECTUS SUPPLEMENT

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$11	$44	$80	$187

4.
The section entitled “FUND SUMMARIES – Mid Cap Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.09%
Other Expenses	0.06%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.15%
Expense Reimbursement(2)	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.10%

(1)	“Management Fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.10%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$11	$44	$80	$187

5.
The section entitled “FUND SUMMARIES – Small Cap Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.09%
Other Expenses	0.06%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.15%
Expense Reimbursement(2)	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.10%

(1)	“Management Fees” have been restated to reflect current fees.

NORTHERN FUNDS PROSPECTUS

PROSPECTUS SUPPLEMENT

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.10%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$11	$44	$80	$187

6.
The section entitled “FUND SUMMARIES – Stock Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.04%
Other Expenses	0.05%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.01%
Total Annual Fund Operating Expenses	0.09%
Expense Reimbursement(2)	(0.04)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.05%

(1)	“Management Fees” have been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.05%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$6	$25	$47	$112

7.
The sections entitled “FUND SUMMARIES – Bond Index Fund – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.06%
Other Expenses	0.06%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%
Expense Reimbursement(2)	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.07%

(1)	“Management Fees” have been restated to reflect current fees.

NORTHERN FUNDS PROSPECTUS

PROSPECTUS SUPPLEMENT

(2)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.07%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$8	$34	$63	$149

8.	The following is added to the section entitled “MANAGEMENT FEES” in the Prospectus immediately after the second paragraph:
NTI has contractually agreed to reimburse a portion of the operating expenses of the Emerging Markets Equity Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund and Bond Index Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) so that “Total Annual Fund Operating Expenses After Expense Reimbursement” do not exceed 0.1549%, 0.1049%, 0.1049%, 0.1049%, 0.0549% and 0.0749%, respectively.

Please retain this supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675‑5986 800‑595‑9111 northerntrust.com/funds	NF SPT PRO IndxFds&HYFI (9/22)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

EMERGING MARKETS EQUITY INDEX FUND

INTERNATIONAL EQUITY INDEX FUND

MID CAP INDEX FUND

SMALL CAP INDEX FUND

STOCK INDEX FUND

BOND INDEX FUND

HIGH YIELD FIXED INCOME FUND

(EACH A “FUND,” AND TOGETHER, THE “FUNDS”)

SUPPLEMENT DATED SEPTEMBER 1, 2022 TO SAI DATED JULY 29, 2022, AS SUPPLEMENTED

The Board of Trustees of Northern Funds has approved reductions to the Funds’ management fees charged by Northern Trust Investments, Inc. (“NTI”), the Funds’ investment adviser, effective September 1, 2022. In addition, NTI has agreed to lower the Funds’ contractual expense limitation amounts, which decreases each Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement. Accordingly, the SAI is amended as follows:

1.

The information for the High Yield Fixed Income Fund in the first table under the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Management Agreement and Sub-Advisory Agreements” in the SAI is replaced with the following:

CONTRACTUAL MANAGEMENT FEE RATE
High Yield Fixed Income Fund	0.58%

2.

The following paragraph is added underneath the above-referenced table under the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Management Agreement and Sub-Advisory Agreements” in the SAI:

Prior to September 1, 2022, with respect to the High Yield Fixed Income Fund, as compensation for advisory services and administration services and the assumption of related expenses, NTI was entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.79% of the first $1.5 billion, 0.766% of the next $1 billion and 0.743% of the amount over $2.5 billion of the Fund’s average daily net assets.

3.

The information for the Emerging Markets Equity Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund and Bond Index Fund in the second table under the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Management Agreement and Sub-Advisory Agreements” in the SAI is replaced with the following:

CONTRACTUAL MANAGEMENT FEE RATE
Emerging Markets Equity Index Fund	0.14%
International Equity Index Fund	0.09%
Mid Cap Index Fund	0.09%
Small Cap Index Fund	0.09%
Stock Index Fund	0.04%
Bond Index Fund	0.06%

4.

The following paragraph is added underneath the above-referenced table under the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Management Agreement and Sub-Advisory Agreements” in the SAI:

Prior to September 1, 2022, with respect to the Emerging Markets Equity Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund and Bond Index Fund as compensation for advisory services and administration services and the assumption of related expenses, NTI was entitled to an annual contractual management fee rate of 0.21%. 0.18%, 0.13%, 0.13%, 0.08% and 0.13%, respectively (expressed as a percentage of the Fund’s respective average daily assets), computed daily and payable monthly.

5.	The following paragraphs replace the second paragraph under the section entitled “EXPENSES” in the SAI:

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund other than Emerging Markets Equity Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund and Bond Index Fund (excluding, as applicable: (i) acquired fund fees and expenses; (ii) service fees (for Small Cap Core Fund, U.S. Quality ESG Fund and Global Sustainability Index Fund); (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third-party consultants engaged by the Board; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) so that “Total Annual Fund Operating Expenses After Expense Reimbursement” do not exceed the amount shown in the footnote to the table under the caption “Fees and Expenses of the Fund” in each Fund’s Fund Summary during the current fiscal year. Effective September 1, 2022, NTI has contractually agreed to reimburse a portion of the operating expenses of the Emerging Markets Equity Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund and Bond Index

Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) so that “Total Annual Fund Operating

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

Expenses After Expense Reimbursement” do not exceed the amount shown in the section entitled “MANAGEMENT FEES,” in the Prospectus during the current fiscal year.

Prior to September 1, 2022, NTI had contractually agreed to reimburse a portion of the operating expenses of Emerging Markets Equity Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund, and High Yield Fixed Income Fund (excluding, as applicable: (i) acquired fund fees and expenses; (ii) service fees (for Small Cap Core Fund, U.S. Quality ESG Fund and Global Sustainability Index Fund); (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third-party consultants engaged by the Board; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) so that “Total Annual Fund Operating Expenses After Expense Reimbursement” did not exceed 0.30%, 0.24%, 0.15%, 0.15%, 0.10%, 0.15%, and 0.78%, respectively.

The “Total Annual Fund Operating Expenses After Expense Reimbursement” for the Funds may be higher than the contractual limitation for the Funds as a result of certain excepted expenses that are not reimbursed. The contractual expense reimbursement arrangement with respect to each Fund is expected to continue until at least July 31, 2023. The expense reimbursement arrangement with respect to each Fund will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the arrangement at any time with respect to a Fund if it determines that it is in the best interests of the Fund and its shareholders. The expense reimbursement amounts below do not include expense reimbursements for any duplicative advisory fees attributable to Fund assets invested in an affiliated money market fund.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI IndxFds&HYFI (9/22)

NORTHERN FUNDS PROSPECTUS